Long-Term Debt-Affiliates	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt - Affiliates
10. Long-Term Debt—Affiliates
Historically, the Company has taken loans from its affiliates and entities controlled by its affiliates. More recent loans include the 2018 Loans of $15,000 and the 2016 Loans of $17,000. The loans from the Company’s affiliates bore an annualized interest rate between 1.6% to 15% and were collateralized by substantially all assets of the Company and were subordinated to the Company’s external indebtedness (see Note “11. Line of Credit and Notes Payable”). These loans from affiliates had a balance of $56,642 as of December 31, 2017. They were settled in conjunction with the Avista Merger in 2018 as described below. Interest expense for the affiliate debt totaled $3,892 and $3,189 for the years ended December 31, 2018 and 2017.
In 2017, the holders of the affiliate debt entered into new subordination agreements to subordinate all amounts due under the affiliate loans and all their security interests to the indebtedness and obligations under the 2017 Credit Agreement and Master Lease Agreement (see Note “11. Line of Credit and Notes Payable”). Due to the effective change in the maturity date of the affiliate loans resulting from these subordination agreements, the 2016 Loans were concluded to have been extinguished, and the resulting gain of $4,577 was recorded to additional paid-in capital
due to the controlling interest in the Company held by the investors.
Concurrently with the consummation of the Avista Merger, outstanding principal of $45,746 related to the affiliate debt was converted into 6,502,679 shares of ORGO Class A common stock, and the Company made a cash payment to such creditors equal to $35,641, including $22,000 of principal and $13,641 of accrued interest and accrued affiliate loan fees as of and through the closing date of the Avista Merger. Following the consummation of these transactions, the affiliate debt is deemed fully paid and satisfied in full and discharged and terminated. As a result of the full satisfaction of the affiliate debt, the Company recorded a $2,095 loss on the extinguishment of the affiliated debt in the consolidated statement of operations. The loss is comprised of the write-off
of the unamortized debt discount of $5,078 offset by $2,983 which is the difference between the debt principal converted into Class A common stock less the fair value of the common stock issued for the conversion at a per share price of $6.58.